Significant Accounting Policies and Practices and Recent Accounting Pronouncements - Additional Details (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Subsidiary or Equity Method Investee [Line Items]
Document Period End Date	Sep. 30, 2017
Deconsolidation, Gain (Loss), Amount	$ 0.0	$ 0.0	$ 38.5
Impairment of Intangible Assets, Finite-lived	(16.3)	(13.4)	(60.2)
Debt Issuance Costs, Net	76.1	87.0
Deferred Tax Assets, Net	16.7	16.8
Gain On Contingent Purchase Price Adjustment			8.5
Unrecognized Tax Benefits that Would Result in Deferred Tax Assets			0.0
Defined Benefit Plan, Service Cost	$ 2.9	2.4
FGL [Member]
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	19.60%
Spectrum Brands [Member]
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	40.40%
Parent Company [Member]
Subsidiary or Equity Method Investee [Line Items]
Gain On Contingent Purchase Price Adjustment	$ 0.0	$ 0.0	$ 8.5
Building and Building Improvements | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	20 years
Building and Building Improvements | Maximum
Subsidiary or Equity Method Investee [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	40 years
Machinery, equipment and other | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	2 years
Machinery, equipment and other | Maximum
Subsidiary or Equity Method Investee [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	15 years
Customer Relationships [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Amortization period, intangible asset	2 years
Customer Relationships [Member] | Maximum
Subsidiary or Equity Method Investee [Line Items]
Amortization period, intangible asset	20 years
Technology Assets [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Amortization period, intangible asset	6 years
Technology Assets [Member] | Maximum
Subsidiary or Equity Method Investee [Line Items]
Amortization period, intangible asset	18 years
Trade Name [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Amortization period, intangible asset	5 years
Trade Name [Member] | Maximum
Subsidiary or Equity Method Investee [Line Items]
Amortization period, intangible asset	13 years
Global Auto Care [Member]
Subsidiary or Equity Method Investee [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	12.40%